Fair Value Measurements and Hedging - Derivative instruments effect on statements of operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gain/(loss) on interest rate swaps, net
Gains/(loss) of de-designated accounting hedging relationship	$ (3,539)	$ (0)	$ (0)
Total Gain/(loss) on interest rate swaps, net	(3,539)	(0)	(0)
Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	21,786	10,044	(2,351)
Total Gain/(loss) recognized	21,786	10,044	(2,351)
Gain/(loss) on forward freight agreements and bunker swaps, net
Total Gain/(loss) recognized	(1,336)	(1,451)	3,564
Forward Freight Agreements [Member]
Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	1,923	1,165	1,308
Unrealized gain/(loss) on forward freight agreements and freight options	(5,975)	(1,398)	1,802
Bunker Swaps [Member]
Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on bunker swaps	6,403	(5,198)	748
Unrealized gain/(loss) on bunker swaps	$ (3,687)	$ 3,980	$ (294)